PRINCIPAL ACCOUNTING POLICIES - Summary of Estimated Useful Lives (Details)	Dec. 31, 2024
Laboratory equipment | Minimum
PRINCIPAL ACCOUNTING POLICIES
Property, Plant and Equipment, useful life	3 years
Laboratory equipment | Maximum
PRINCIPAL ACCOUNTING POLICIES
Property, Plant and Equipment, useful life	10 years
Computer hardware | Minimum
PRINCIPAL ACCOUNTING POLICIES
Property, Plant and Equipment, useful life	1 year
Computer hardware | Maximum
PRINCIPAL ACCOUNTING POLICIES
Property, Plant and Equipment, useful life	5 years
Software | Minimum
PRINCIPAL ACCOUNTING POLICIES
Property, Plant and Equipment, useful life	1 year
Software | Maximum
PRINCIPAL ACCOUNTING POLICIES
Property, Plant and Equipment, useful life	5 years
Office furniture and equipment
PRINCIPAL ACCOUNTING POLICIES
Property, Plant and Equipment, useful life	5 years